Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details 2) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	May 08, 2013
Subordinated Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Unamortized Debt discount	$ 0		$ (678,052)	$ (4,450,000)
Conversion of accrued interest to principle	66,049	0
Repayment of Subordinated notes	(200,000)	0
Subordinated Debt [Member]
Subordinated Convertible Notes and Warrants, and Subordinated Notes and Warrants [Line Items]
Convertible notes payable, related and unrelated parties	1,000,000			1,000,000
Unamortized Debt discount	(314,549)			(416,426)
Conversion of accrued interest to principle	66,049
Repayment of Subordinated notes	(200,000)
Ending Balance	$ 551,500			$ 1,000,000